Equity Incentive Schemes and Stock Compensation Charges	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Schemes and Stock Compensation Charges
Equity Incentive Schemes and Stock Compensation Charges
Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the "2008 Employee Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any employee, or any Director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the "2008 Consultants Plan"), pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any consultant, adviser or non-executive Director retained by the Company or any Subsidiary for the purchase of ordinary shares.
On February 14, 2017 both the 2008 Employee Plan and the 2008 Consultants Plan (together the "2008 Option Plans") were amended and restated in order to increase the number of options that can be issued under the 2008 Consultants Plan from 400,000 to 1 million and to extend the date for options to be granted under the 2008 Option Plans.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 1 million shares applies. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares. There is no individual limit under the 2008 Consultants Plan. No options may be granted under the 2008 Option Plans after February 14, 2027.

Each option granted under the 2008 Option Plans will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.
On January 17, 2003 the Company adopted the Share Option Plan 2003 (the "2003 Share Option Plan") pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares. An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and in no event could the number of ordinary shares issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 400,000 ordinary shares. The 2003 Share Option Plan expired on January 17, 2013. No new options may be granted under this plan.
Share option awards are granted with an exercise price equal to the market price of the Company's shares at date of grant. Share options typically vest over a period of five years from date of grant and expire eight years from date of grant. The maximum contractual term of options outstanding at December 31, 2017 is eight years.

The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2014	2,227,700	2,227,700	$28.00	$10.40
Granted	259,059	259,059	$68.25	$19.75
Exercised	(773,753)	(773,753)	$27.13	$10.31
Cancelled	(86,424)	(86,424)	$27.32	$10.31
Outstanding at December 31, 2015	1,626,582	1,626,582	$34.87	$11.94
Granted	256,191	256,191	$69.61	$20.10
Exercised	(393,240)	(393,240)	$25.79	$9.84
Cancelled	(23,089)	(23,089)	$29.74	$11.19
Outstanding at December 31, 2016	1,466,444	1,466,444	$43.45	$13.94
Granted	219,113	219,113	$85.98	$25.06
Exercised	(458,243)	(458,243)	$30.35	$10.72
Cancelled	(55,921)	(55,921)	$54.35	$16.76
Outstanding at December 31, 2017	1,171,393	1,171,393	$56.02	$17.15
Vested and exercisable at December 31, 2017	476,666	476,666	$38.47	$12.95

The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2017, was 4.86 years and 3.4 years respectively (2016: 4.67 years and 3.30 years respectively). 255,198 options are expected to vest during the year ended December 31, 2018 (333,433 options were expected to vest during the year ended December 31, 2017).

The intrinsic value of options exercised during the year ended December 31, 2017 amounted to $31.8 million. The intrinsic value of options outstanding and options exercisable at December 31, 2017 amounted to $65.8 million and $35.1 million respectively. Intrinsic value is calculated based on the market value versus strike price of the Company's shares at the date of exercise.

Non-vested shares outstanding as at December 31, 2017 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value
Non-vested outstanding at December 31, 2016	814,870	$54.37	$16.55

Granted	219,113	85.98	25.06
Vested	(292,630)	44.54	14.39
Forfeited	(46,626)	60.73	18.22

Non-vested outstanding at December 31, 2017	694,727	$68.06	$20.03

Outstanding and exercisable share options:

The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2017:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$20.28	63,824	1.16	$20.28	63,824	$20.28
$20.59	8,800	2.14	$20.59	8,800	$20.59
$22.30	84,137	2.32	$22.30	84,137	$22.30
$23.66	1,711	2.57	$23.66	1,711	$23.66
$24.46	7,692	0.17	$24.46	7,692	$24.46
$26.20	450	0.38	$26.20	450	$26.20
$26.71	4,450	2.69	$26.71	4,450	$26.71
$32.37	159,686	3.33	$32.37	124,476	$32.37
$36.22	5,923	3.46	$36.22	3,323	$36.22
$37.90	2,520	3.93	$37.90	460	$37.90
$40.83	72,634	4.39	$40.83	37,026	$40.83
$47.03	39,477	4.17	$47.03	9,626	$47.03
$48.67	80,039	4.21	$48.67	21,160	$48.67
$51.35	2,030	4.60	$51.35	418	$51.35
$65.60	91,549	6.38	$65.60	26,161	$65.60
$66.47	6,717	5.39	$66.47	1,698	$66.47
$66.97	1,872	5.45	$66.97	—	$66.97
$68.39	190,821	5.18	$68.39	65,178	$68.39
$71.95	133,256	6.17	$71.95	16,076	$71.95
$83.47	130,836	7.17	$83.47	—	$83.47
$90.03	82,969	7.38	$90.03	—	$90.03
$20.28 - $90.03	1,171,393	4.86	$56.02	476,666	$38.47

Options outstanding include both vested and unvested options as at December 31, 2017. Options exercisable represent options which have vested at December 31, 2017. From the date of grant, substantially all options vest over a five year period at 20% per annum.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the years ended December 31, 2017, December 31, 2016 and December 31, 2015 was calculated using the Black-Scholes option pricing model. The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015
Weighted average fair value	$25.06	$20.10	$19.75

Assumptions:
Expected volatility	29%	30%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	1.93%	1.39%	1.58%
Expected life	5.0 years	5.0 years	5.0 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the "2008 RSU Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.
On April 23, 2013 the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the "2013 RSU Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015 the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Accordingly, an aggregate of 4.1 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company.
The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the year ended December 31, 2017:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2016	830,523	$60.73	1.11	1,025,484	$58.64	1.40

Granted	68,040	$84.10		186,102	$89.60
Shares vested	(320,640)	$46.63		(367,177)	$45.18
Forfeited	(66,897)	$67.16		(128,439)	$63.89

Outstanding at December 31, 2017	511,026	$72.07	0.93	715,970	$72.65	1.28

The fair value of RSUs vested for the year ended December 31, 2017 totaled $16.6 million (2016: $10.8 million).

The fair value of PSUs vested for the year ended December 31, 2017 totaled $15.0 million (2016: $10.3 million).

The PSUs vest based on service and specified EPS targets over the period 2014 – 2017, 2015 – 2018, 2016 - 2019 and 2017 - 2020. Since 2013, 270,858 PSUs (net of forfeitures) have been granted. Depending on the actual amount of EPS from 2014 to 2020, up to an additional 240,168 PSUs may also be granted.

Non-cash stock compensation expense

Income from operations for the year ended December 31, 2017 is stated after charging $30.6 million in respect of non-cash stock compensation expense. Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Direct costs	$18,020	$21,903	$18,358
Selling, general and administrative	$12,553	$18,440	$14,959
Total compensation costs	$30,573	$40,343	$33,317

Total non-cash stock compensation expense not yet recognized at December 31, 2017 amounted to $49.3 million. The weighted average period over which this is expected to be recognized is 2.04 years.

The amendments required by Accounting Standards Update (‘ASU’) 2016-09 ‘Improvements to Employee Share-Based Payment Accounting’ require the Company to record all tax effects related to share-based payments through the income statement rather than additional paid in capital. The Company has applied the updated standard prospectively in the twelve months of the year ended December 31, 2017. Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $Nil for the year ended December 31, 2017 (2016: $4.3 million, 2015: $1.9 million).

The income tax expense for the year ended December 31, 2017 reflects a net income tax benefit of $9.3 million in connection with stock compensation (including excess benefits) and the total tax benefit realized in connection with stock options exercised during 2017 was $3.2 million. The income tax expense for the year ended December 31, 2016 reflects a net income tax benefit of $3.5 million in connection with stock compensation and the cash tax benefit realized in connection with stock options exercised during 2016 was $3.4 million. The income tax expense for the year ended December 31, 2015 reflects a net income tax benefit of $1.5 million in connection with stock compensation and the cash tax benefit realized in connection with stock options exercised during 2016 was $5.6 million.